Cash and cash equivalents and restricted cash and cash equivalents - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and cash equivalents	$ 26,879	$ 25,879
Variable Interest Entity, Primary Beneficiary
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 4,108	$ 1,492